Parent Only Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Parent Only Financial Statements [Abstract]
Schedule of condensed balance sheets
	December 31, 2022	June 30, 2022
	(Unaudited)	(Unaudited)
ASSETS
Current assets
Cash and cash equivalents	$2,367,012	$9,765,574
Restricted cash	7,050,611	8,376,345
Short-term investments	1,296,566	7,775,682
Notes receivable	28,997	107,662
Accounts receivable, net	27,361,711	22,522,334
Accounts receivable – related parties	2,982,280	95,549
Prepayments	7,658,173	1,604,496
Prepayments – related parties	—	313,678
Inventories	4,128,076	1,831,796
Deferred contract costs	900,455	9,555,837
Due from related parties	—	89,578
Prepaid expenses and other current assets, net	1,027,262	2,467,269
Total current assets	54,801,143	64,505,800

Property and equipment, net	401,823	529,988
Intangible assets, net	2,991,351	3,345,419
Operating lease right of use assets	572,842	753,686
Deferred tax assets	2,148,329	2,193,792
Long-term investments	25,524,462	25,012,046
Goodwill	1,111,777	1,144,824
Other non-current assets	456,462	366,441
Total non-current assets	33,207,046	33,346,196
Total assets	$88,008,189	$97,851,996

	December 31, 2022	June 30, 2022
	(Unaudited)	(Unaudited)
LIABILITIES
Current liabilities
Short-term borrowing	1,594,850	149,296
Accounts and notes payable	23,035,437	21,898,915
Accounts and notes payable – related parties	3,913	—
Advance from customers	5,223,152	5,905,599
Advance from customers – related parties	—	268,905
Income tax payable	211,336	3,716
Deferred revenue	854,919	1,001,372
Deferred revenue – related parties	—	63,911
Due to related parties	—	1,492,961
Operating lease liabilities, current	364,319	328,066
Accrued expenses and other liabilities	4,270,196	4,473,825
Total current liabilities	35,558,122	35,586,566

Deferred tax liabilities	213,347	209,612
Operating lease liabilities, noncurrent	148,075	354,051
Total liabilities	$35,919,544	$36,150,229
	For the Six Months Ended December 31,
	2022	2021
	(Unaudited)	(Unaudited)
Revenues	$38,874,310	$30,927,741
Cost of revenues	$(31,116,697)	$(21,443,703)
Total operating expenses	$(3,934,373)	$(18,627,163)
Net income (loss)	$5,681,429	$(7,929,558)
Net cash used in operating activities	$(13,976,565)	$(1,128,975)
Net cash provided by (used in) investing activities	$5,871,960	$(28,988,588)
Net cash used in financing activities	$—	$(61,823)

June 30, 2022
ASSETS
Current Assets
Cash and cash equivalents	$98,722
Prepaid expenses and other current assets, net	304,700
Total Current Assets	403,422

Due from subsidiaries, VIE and VIE’s subsidiaries	79,961,457
Total Non-Current Assets	79,961,457

Total Assets	$80,364,879

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related party	$10,000,000
Due to subsidiaries, VIE and VIE’s subsidiaries	2,000,000
Accrued expenses and other liabilities	1,304
Total Current Liabilities	12,001,304
Deficit of investments in subsidiaries, VIE and VIE’s subsidiaries	11,601,329
Total Non-Current Liabilities	11,601,329
Total Liabilities	23,602,633

Series Seed convertible redeemable preferred shares (par value $0.0001 per share, 4,675,347 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	1,078,376
Series A convertible redeemable preferred shares (par value $0.0001 per share, 5,205,637 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	3,135,822
Series A-1 convertible redeemable preferred shares (par value $0.0001 per share, 5,202,768 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	6,591,553
Series A-2 convertible redeemable preferred shares (par value $0.0001 per share, 3,540,046 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	4,629,590
Series A-3 convertible redeemable preferred shares (par value $0.0001 per share, 3,789,358 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	4,843,169
Series B convertible redeemable preferred shares (par value $0.0001 per share, 11,047,269 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	23,676,836
Series B+ convertible redeemable preferred shares (par value $0.0001 per share, 5,424,746 shares authorized, issued and outstanding as of June 30, 2022 and June 30, 2021, respectively)	12,707,581
Series C convertible redeemable preferred shares (par value $0.0001 per share, 2,419,909 shares and nil shares authorized, issued and outstanding as of June 30, 2022 and 2021, respectively)	12,205,835
Total Mezzanine Equity	68,868,762
June 30, 2022
SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.0001 per share, 458,694,920 shares authorized, 44,069,300 shares issued and outstanding as of June 30, 2022)	4,407
Additional paid-in capital	5,656,757
Statutory reserve	919,407
Accumulated deficit	(18,411,335)
Accumulated other comprehensive loss	(275,752)
Total Shareholders’ Deficit Attributable to BaiJiaYun Limited	(12,106,516)
Total Liabilities, Mezzanine Equity and Shareholders’ Deficit	$80,364,879

Schedule of condensed statements of comprehensive income (loss)
For the year ended June 30, 2022
Operating expenses
General and administrative expenses	$(505,186)
Total operating expenses	(505,186)
Loss from operations	(505,186)

Loss from investment in subsidiaries	(12,309,802)
Net Loss attributable to BaiJiaYun Limited	(12,814,988)
Accretion of convertible redeemable preferred shares	(3,865,430)
Net Loss Attributable to BaiJiaYun Limited’s Ordinary Shareholders	(16,680,418)

Net Loss	(12,814,988)
Other Comprehensive Loss
Foreign currency translation adjustments	(294,062)
Total Comprehensive Loss	(13,109,050)
Accretion of convertible redeemable preferred shares	(3,865,430)
Comprehensive Loss Attributable to BaiJiaYun Limited’s Ordinary Shareholders	$(16,974,480)

Schedule of condensed statements of cash flows
For the year ended June 30, 2022
Net cash used in operating activities	$(21,708,583)
Net cash used in investing activities	$—
Net cash provided by financing activities	$21,807,305
Net increase in cash, cash equivalents and restricted cash	$98,722
Cash, cash equivalents and restricted cash at beginning of the year	$—
Cash, cash equivalents and restricted cash at end of the year	$98,722